Stockholders' Deficiency - Schedule of Stock Warrant (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	3,483,403
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years 1 month 6 days
Warrants Exercisable, Exercisable Number of Warrants	3,483,403
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	844,444
Warrants Exercisable, Weighted Average Remaining Life In Years	1 year
Warrants Exercisable, Exercisable Number of Warrants	844,444
Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	75,000
Warrants Exercisable, Weighted Average Remaining Life In Years	4 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants	75,000
Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	70,000
Warrants Exercisable, Weighted Average Remaining Life In Years	4 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	70,000
Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	2,179,635
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants	2,179,635
Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	195,989
Warrants Exercisable, Weighted Average Remaining Life In Years	2 years 6 months
Warrants Exercisable, Exercisable Number of Warrants	195,989
Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	40,000
Warrants Exercisable, Weighted Average Remaining Life In Years	1 year 7 months 6 days
Warrants Exercisable, Exercisable Number of Warrants	40,000
Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	2,500
Warrants Exercisable, Weighted Average Remaining Life In Years	10 months 25 days
Warrants Exercisable, Exercisable Number of Warrants	2,500
Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	40,400
Warrants Exercisable, Weighted Average Remaining Life In Years	1 year 2 months 12 days
Warrants Exercisable, Exercisable Number of Warrants	40,400
Exercise Price Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants	35,435
Warrants Exercisable, Weighted Average Remaining Life In Years	8 months 12 days
Warrants Exercisable, Exercisable Number of Warrants	35,435
Minimum [Member] | Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	$ 1.50
Minimum [Member] | Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	2.00
Minimum [Member] | Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	3.00
Minimum [Member] | Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	4.00
Minimum [Member] | Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	5.00
Minimum [Member] | Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	6.00
Minimum [Member] | Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	8.00
Minimum [Member] | Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	10.00
Minimum [Member] | Exercise Price Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	15.00
Maximum [Member] | Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	1.99
Maximum [Member] | Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	2.99
Maximum [Member] | Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	3.99
Maximum [Member] | Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	4.99
Maximum [Member] | Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	5.99
Maximum [Member] | Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	7.99
Maximum [Member] | Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	9.99
Maximum [Member] | Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	14.99
Maximum [Member] | Exercise Price Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price | $ / shares	$ 19.99